Discontinued Operations (Tables)	6 Months Ended	9 Months Ended
	Jun. 30, 2021	Sep. 30, 2021
Discontinued Operations and Disposal Groups [Abstract]
Summary of Activity of Discontinued Operations
The following table summarizes the activity of discontinued operations for the three and six months ended June 30, 2021 and 2020:

	Three Months Ended June 30,		Six Months Ended June 30,
(Amounts in 000’s)	2021	2020	2021	2020
Cost of services	$62	$(6)	$75	$31

Net (loss) income	$(62)	$6	$(75)	$(31)

	Three Months Ended September 30,		Nine Months Ended September 30,
(Amounts in 000’s)	2021	2020	2021	2020
Cost of services	$22	$2	$97	$33

Net loss	$(22)	$(2)	$(97)	$(33)